Financial Assets and Liabilities - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 1,814,394	R$ 1,588,192
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(120,407)	(125,584)
Not overdue [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,552,912	1,382,193
Overdue From 1 to 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	175,112	116,665
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	32,925	27,649
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	36,337	20,734
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 137,515	R$ 166,535